Other long-term debt (Tables)	6 Months Ended
Jun. 30, 2014
Debt Instrument [Line Items]
Other Long-term Debt

As of December 31, 2013 and June 30, 2014, other long term debt consisted of the following:

	December 31, 2013	June 30, 2014
	US$	US$
	(Audited)	(Unaudited)

May 2018 Senior Secured Notes due on May 3, 2018 at 13.25%	200,000,000	200,000,000
June 2019 Senior Secured Notes due on June 6, 2019 at 13%	200,000,000	200,000,000
Convertible Note due on September 19, 2018 at 5%	75,761,009	75,761,009
Shandong Xinyuan collateralized debt due on November 28, 2015 at 12.3%*	41,332,480	37,433,540
Henan Wanzhuo collateralized debt due on November 28, 2015 at 12.41%*	42,382,195	38,357,372
Collateralized loan due on December 17, 2014 at 11%**	47,565,156	47,133,013
Collateralized loan due on April 3, 2016 at 11%*****	—	40,583,149
Non-controlling shareholder's loan due on June 25, 2016 at 11.5%***	—	26,500,130
Non-controlling shareholder's loan due on June 30, 2016 at 11.24%****	—	111,331,427
Others	3,754,942	2,252,965
Total principal of other long-term debt	610,795,782	779,352,605
Accrued interest	859,581	803,434

Total	611,655,363	780,156,039
Less: current portion	(74,712,528)	(124,198,562)

Total other long-term debt	536,942,835	655,957,477

*

Pursuant to the agreements with Cinda Asset Management Corporation, this other long-term debt is secured by the Group's 100% equity interest in Henan Xinyuan. Per the agreements, from February 28, 2014 to November 28, 2015, Shandong Xinyuan and Henan Wanzhuo, respectively, need to make quarterly payments to repay the outstanding principal amount and related interest expense.

**

Pursuant to the contract with China Foreign Economy and Trade Trust Co., Ltd., this other long-term debt amounting to US$47,133,013 (December 31, 2013: US$47,565,156), is secured by the Group's land use rights with net book value of US$83,212,061 (December 31, 2013: US$90,241,405).

***

Pursuant to the agreements with CITIC Trust Co., Ltd. entered into on May 27, 2014, which is the non-controlling shareholder of Shanghai Junxin, this other long-term debt is secured by the Group's 51% equity interest in Shanghai Junxin and the Group's land use rights with net book value of US$153,081,037.

****

Pursuant to the agreements with Shenzhen Pingan Dahua Huitong Wealth Management Co., Ltd. entered into on June 24, 2014, which is the non-controlling shareholder of Jinan Wanzhuo, this other long-term debt is secured by the Group's 95% equity interest in Jinan Wanzhuo and the Group's land use rights with net book value of US$148,246,445.

*****

Pursuant to the contract with ICBC Credit Suisse Investment Management Co., Ltd., this other long-term debt amounting to US$40,583,149 is secured by the Group's land use rights and real estate under development with net book values of US$1,349,730 and US$18,926,963, respectively.